Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Risk-free interest rate	0.19%	0.12%
Dividend yield	0.00%	0.00%
Bottom of range [member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Expected volatility	60.83%	68.59%
Contractual term life (in years)	7 months 17 days	1 year 7 months 17 days
Top of range [member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Expected volatility	62.46%	69.23%
Contractual term life (in years)	8 months 4 days	1 year 8 months 4 days